Document and Entity Information	Sep. 28, 2021
Prospectus:
Document Type	497
Document Period End Date	Sep. 28, 2021
Registrant Name	BNY MELLON FUNDS TRUST
Entity Central Index Key	0001111565
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 28, 2021
Document Effective Date	Sep. 28, 2021
Prospectus Date	Dec. 31, 2020
BNY Mellon Government Money Market Fund | Class M Shares
Prospectus:
Trading Symbol	MLMXX
BNY Mellon Government Money Market Fund | Investor Shares
Prospectus:
Trading Symbol	MLOXX